Label	Element	Value
American Funds Growth and Income Portfolio SM
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001537151_SupplementTextBlock
Prospectus Supplement April 7, 2017
For the following funds with prospectuses dated April 7, 2017:
American Funds Portfolio SeriesSM

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Growth and Income Portfolio SM
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.	The following language is added to the end of the paragraph preceding the Fee and expense table:

“and in the sales charge waiver appendix to this prospectus.”

Keep this supplement with your prospectus.